Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018 [1]
Analysis of income and expense [abstract]
Costs of services			£ 9,987.9		£ 10,825.1	[1]	£ 10,559.1
General and administrative costs			4,293.0		1,113.1	[1]	1,242.3
Costs of services and general and administrative costs			14,280.9		11,938.2		11,801.4
Costs of services and general and administrative costs include:
Staff costs (note 5)			6,556.5		7,090.6		6,950.6
Establishment costs			638.5		672.9		756.6
Media pass-through costs			1,555.2		1,656.2		1,458.0
Other costs of services and general and administrative costs	[2]		5,530.7		2,518.5		2,636.2
Goodwill impairment (note 14)		£ 2,812.9	2,822.9	[1]	47.7	[1]	176.5
Investment and other write-downs			296.2		7.5		2.0
Restructuring costs in relation to Covid-19			232.5
Restructuring and transformation costs			80.7		153.5		265.5
Litigation settlement			25.6		(16.8)
Gain on sale of freehold property in New York	[1]				(7.9)
Amortisation and impairment of acquired intangible assets			89.1		121.5		201.8
Amortisation of other intangible assets			35.2		21.2		20.7
Depreciation of property, plant and equipment			174.8		185.5		188.6
Depreciation of right-of-use assets			331.9		301.6
Losses on sale of property, plant and equipment			0.3		3.2		0.6
Gains on disposal of investments and subsidiaries			(7.8)		(40.4)		(237.9)
Gains on remeasurement of equity interests arising from a change in scope of ownership			(0.6)		(0.4)		(2.0)
Net foreign exchange losses/(gains)			5.9		6.1		£ (13.0)
Short-term lease expense			36.7		83.8
Low-value lease expense			£ 2.3		£ 2.9

[1]	Figures have been restated as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £685.6 million (2019: £731.4 million, 2018: £713.0 million) of other pass-through costs.